Document and Entity Information	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Feb. 02, 2026
Entity File Number	000-22462
Entity Registrant Name	GIBRALTAR INDUSTRIES, INC.
Entity Central Index Key	0000912562
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1445150
Entity Address, Address Line One	3556 Lake Shore Road
Entity Address, Address Line Two	P.O. Box 2028
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14219-0228
City Area Code	716
Local Phone Number	826-6500
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ROCK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false